EQUITY (Details Textuals 1) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Aug. 15, 2016	Sep. 06, 2015	May 31, 2014	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) € / shares shares	Dec. 31, 2015 shares	Dec. 31, 2014 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available under 2003 and 2014 Plan							38,619,123
Unrecognized compensation expense | $				$ 99.6	$ 99.6
Recognition period of unrecognized compensation expense (in years)				2 years 1 month 24 days	2 years 1 month 24 days
Antidilutive securities excluded from computation of EPS							28,200,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of option (in dollars per share) | $ / shares				$ 2.88
Antidilutive securities excluded from computation of EPS				7,252,000	7,252,000	2,641,000	625,000
Options | Founders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years	3 years
Number of options granted				3,375,000	3,375,000
Ordinary shares vested and exercisable				4,950,000	4,950,000
Compensation expense acceleration cost | $							$ 6.6
Stock option plan (the "2003 Plan") | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period				7 years	7 years
Exercise price of option (in dollars per share) | € / shares					$ 0.01
Stock option plan (the "2003 Plan") | Options | Employees and Service providers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock option granted			18.00%	11.00%	11.00%
2014 Equity Incentive Plan (the "2014 Plan") | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period				7 years	7 years
Unrecognized compensation expense | $				$ 92.4	$ 92.4
2014 Equity Incentive Plan (the "2014 Plan") | Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)				4 years	4 years
2014 Equity Incentive Plan (the "2014 Plan") | Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)				4 years 6 months	4 years 6 months
2014 Equity Incentive Plan (the "2014 Plan") | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)				3 years	3 years
Unrecognized compensation expense | $				$ 7.2	$ 7.2